Annual Report December 31, 1999
================================================================================



Oppenheimer
Multiple Strategies Fund/VA
A Series of Oppenheimer Variable Account Funds



                                                  [logo] OppenheimerFunds(R)
                                                         The Right Way to Invest

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Oppenheimer Variable Account Funds--Oppenheimer Multiple Strategies Fund/VA
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Objective
Oppenheimer Multiple Strategies Fund/VA, a series of Oppenheimer Variable Account Funds, seeks a total investment return, which includes current income and capital appreciation, from investments in common stocks and other equity securities, bonds and other debt securities and money market securities.

================================================================================
Narrative by Richard Rubinstein, Co-Portfolio Manager
Overall, the Fund met its objective of providing total return consistent with preservation of principal during the fiscal year that ended December 31, 1999.
         The stock market continued its advance throughout 1999. But the market's rise was very deceiving. To a large extent, gains were mostly limited to a few very large growth companies and the technology sector. This "narrow" growth disguised the lackluster performance of many stocks.
         For a brief moment in the second quarter of 1999, investors began favoring economically sensitive, smaller capitalization, and more value-oriented stocks. This "broadening" of the market's rally was seen as very positive for the health of the stock market. With investors seeking a wider universe of stocks for their portfolios, more companies were able to benefit from the market's ascent.
         However, the "rally" of value stocks was short-lived. With the ongoing strength of the U.S. economy, there have been concerns over an increase in inflation. As a result, the Federal Reserve Board raised short-term interest rates three times this past year. Investors now appear preoccupied with the future direction of interest rates.
         With regard to the Fund, we continue to broadly diversify the portfolio among U.S. government, high yield corporate and foreign bonds in order to take advantage of different investment opportunities as they arise. This diversification strategy has worked well for the Fund, as we have been able to generate extra yield and temper risk. In the U.S. government market we have emphasized Treasuries, among high yield bonds our largest exposure was in the communications sector, and our foreign bonds were dominated by dollar-linked and selective emerging market debt. In recent months, we have used a portion of our cash position to increase our position in U.S. Treasuries. In doing so we were able to lock in the higher yields of a rising interest rate environment.
         Many of our technology stocks were strong performers over the last year. Two securities that have performed particularly well were IBM Corp. and Analog Devices, Inc. IBM Corp.'s strong sales have helped it surpass Wall Street's earnings expectations and generate very strong returns. Analog Devices, Inc. is one of a handful of companies that produce Digital Signal Processor, or DSP chips. These chips combine analog and digital chips in a single unit. Demand for the firm's products suffered during last year's economic crisis in Asia. But, just as many Asian economies have rebounded, so have Analog Devices, Inc.'s sales. With few competitors and high profit margins, demand for DSP chips has led to record revenues for Analog Devices, Inc.
         The Fund's investments in Argentinean Brady Bonds did not perform as we had expected. Brady Bonds are U.S.-dollar denominated foreign debt obligations, often collateralized by U.S. Treasury zero coupon obligations with the same maturity. We believed Argentina's vast resources could help it withstand their economic difficulties that occurred as a result of last year's Asian economic crisis. This did not prove to be the case.
         While the economy still exhibits significant strength, we expect to see slower growth as we move into the year 2000. This could occur for a variety of reasons. Consumer spending has been exceptionally strong for quite some time, and growing debt levels could make that difficult to sustain. In addition, with excess capacity in much of the world, demand for U.S. exports has fallen. While we don't anticipate a recession, we would expect to see growth rates in the United States fall modestly in the future.
         Given our outlook, we are satisfied with the Fund's current portfolio. We remain highly diversified, and believe that our disciplined investment approach will continue to serve our shareholders well. These are just two reasons why Oppenheimer Multiple Strategies Fund/VA is part of The Right Way to Invest.



2                   Oppenheimer Multiple Strategies Fund/VA
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Oppenheimer Variable Account Funds--Oppenheimer Multiple Strategies Fund/VA
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Management's discussion of performance. During the fiscal year that ended
December 31, 1999, Oppenheimer Multiple Strategies Fund/VA produced positive returns. The Fund's investment in many value and technology stocks also enhanced performance. The Fund's diversification strategy among its bond holdings helped to generate incremental yield. In addition, the Fund used the rising interest rate environment as an opportunity to lock in higher yield through its increased exposure to U.S. Treasuries. However, economic troubles caused our holdings of Argentina's Brady Bonds to perform poorly. The Fund continued to meet its objective of providing total return consistent with preservation of principal for its shareholders. The Fund's portfolio holdings, allocation and strategies are subject to change.
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Comparing the Fund's performance to the market. The graph that follows shows the performance of a hypothetical $10,000 investment in the Fund held until December 31, 1999. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.
         The Fund's performance is compared to the performance of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. Government securities and mortgage-backed securities, widely recognized as a measure of the performance of the domestic debt securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graph shows the effect of taxes. The Fund's performance reflects the effects of Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.

[Begin Line Chart]

Comparison of Change in Value of $10,000 Hypothetical Investments in:
OVAF/Oppenheimer Multiple Strategies Fund/VA, S&P 500 Index and
Lehman Brothers Aggregate Bond Index

               OVAF/Oppenheimer Multiple
               Strategies Fund/VA       S&P 500 Index       Lehman Brothers Aggregate Bond Index
12.31.89            10000                    10000                         10000
                     9809                     9690                         10896
12.31.91            11524                    12635                         12640
                    12560                    13597                         13575
12.31.93            14563                    14966                         14899
                    14279                    15162                         14464
12.31.95            17329                    20851                         17136
                    20013                    25630                         17759
12.31.97            23461                    34176                         19473
                    25022                    43944                         21165
12.31.99            27973                    53181                         20991

Average Annual Total Return of the Fund at 12/31/99
1-Year 11.80%      5-Year 14.40%      10-Year 10.83%

[End Line Chart]


Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please call us at 1.800.981.2871.
The performance information in the graph for both indices begins on 12/31/89. The inception date of the Fund is 2/9/87.
Total returns include changes in net asset value per share and do not include the charges associated with the separate account products that offer this Fund. Such performance would have been lower if such charges were taken into account. Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. Past performance is not predictive of future performance.



                   Oppenheimer Multiple Strategies Fund/VA                     3
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Statement of Investments  December 31, 1999
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
                                                                                             Market Value
                                                                          Shares             Note 1
=========================================================================================================
Common Stocks--50.3%
---------------------------------------------------------------------------------------------------------
Basic Materials--1.8%
---------------------------------------------------------------------------------------------------------
Chemicals--0.8%
Bayer AG, Sponsored ADR                                                       34,000           $1,601,682
---------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co.(1)                                             7,672              505,393
---------------------------------------------------------------------------------------------------------
Potash Corp. of Saskatchewan, Inc.                                            29,500            1,421,531
---------------------------------------------------------------------------------------------------------
Praxair, Inc.(1)                                                              23,000            1,157,187
                                                                                               ----------
                                                                                                4,685,793
---------------------------------------------------------------------------------------------------------
Metals--0.3%
De Beers Consolidated Mines Ltd., ADR                                         68,000            1,967,750
---------------------------------------------------------------------------------------------------------
Paper--0.7%
Pactiv Corp.(2)                                                               50,000              531,250
---------------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                            9,500              216,125
---------------------------------------------------------------------------------------------------------
Wausau-Mosinee Paper Corp.                                                    76,400              892,925
---------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                              36,647            2,631,713
                                                                                               ----------
                                                                                                4,272,013
---------------------------------------------------------------------------------------------------------
Capital Goods--1.5%
---------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.4%
Goodrich (B.F.) Co.                                                           80,000            2,200,000
---------------------------------------------------------------------------------------------------------
Industrial Services--0.1%
Service Corp. International                                                  125,000              867,187
---------------------------------------------------------------------------------------------------------
Manufacturing--1.0%
Hexcel Corp.(2)                                                              140,000              778,750
---------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                 19,687            1,135,694
---------------------------------------------------------------------------------------------------------
Pall Corp.                                                                   115,000            2,479,687
---------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                       37,500            1,457,812
                                                                                               ----------
                                                                                                5,851,943
---------------------------------------------------------------------------------------------------------
Communication Services--1.8%
---------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--1.0%
Intermedia Communications, Inc.(2)                                             3,812              147,953
---------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.(2)(3)                                            201                6,241
---------------------------------------------------------------------------------------------------------
MCI WorldCom, Inc.(2)                                                        108,750            5,770,547
                                                                                               ----------
                                                                                                5,924,741
---------------------------------------------------------------------------------------------------------
Telephone Utilities--0.7%
GTE Corp.                                                                     17,500            1,234,844
---------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                      44,000            2,145,000
---------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar)                               26,250,000              472,253
---------------------------------------------------------------------------------------------------------
Telesp Tele de Sao Paulo                                                  19,200,000              265,813
                                                                                               ----------
                                                                                                4,117,910
---------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.1%
Telesp Celular Participacoes SA                                           49,150,000              465,245


4                   Oppenheimer Multiple Strategies Fund/VA

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Statement of Investments (Continued)
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
                                                                                             Market Value
                                                                           Shares            Note 1
---------------------------------------------------------------------------------------------------------
Consumer Cyclicals--7.0%
---------------------------------------------------------------------------------------------------------
Autos & Housing--1.7%
Dana Corp.                                                                    75,000          $ 2,245,312
---------------------------------------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA                                       292,230              946,920
---------------------------------------------------------------------------------------------------------
Lear Corp.(2)                                                                 55,000            1,760,000
---------------------------------------------------------------------------------------------------------
Owens Corning                                                                140,000            2,703,750
---------------------------------------------------------------------------------------------------------
Southdown, Inc.                                                               17,500              903,437
---------------------------------------------------------------------------------------------------------
Toll Brothers, Inc.(2)                                                        61,000            1,136,125
                                                                                              -----------
                                                                                                9,695,544
---------------------------------------------------------------------------------------------------------
Consumer Services--0.2%
Alterra Healthcare Corp.(2)                                                  115,000              955,937
---------------------------------------------------------------------------------------------------------
Leisure & Entertainment--2.3%
Berjaya Sports Toto Berhad                                                   200,000              431,579
---------------------------------------------------------------------------------------------------------
Brunswick Corp.                                                               56,000            1,246,000
---------------------------------------------------------------------------------------------------------
Callaway Golf Co.                                                            140,000            2,476,250
---------------------------------------------------------------------------------------------------------
Host Marriott Corp.                                                          130,000            1,072,500
---------------------------------------------------------------------------------------------------------
International Game Technology                                                192,500            3,910,156
---------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                 115,000            1,509,378
---------------------------------------------------------------------------------------------------------
Mirage Resorts, Inc.(2)                                                       62,000              949,375
---------------------------------------------------------------------------------------------------------
Shimano, Inc.                                                                100,000            1,760,736
                                                                                              -----------
                                                                                               13,355,974
---------------------------------------------------------------------------------------------------------
Media--0.7%
South China Morning Post Holdings Ltd.                                     1,694,000            1,460,063
---------------------------------------------------------------------------------------------------------
Time Warner, Inc.(1)                                                          32,000            2,318,000
                                                                                              -----------
                                                                                                3,778,063
---------------------------------------------------------------------------------------------------------
Retail: General--0.8%
Federated Department Stores, Inc.(2)                                          42,500            2,148,906
---------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The), Cl. A(2)                                     40,000            1,117,500
---------------------------------------------------------------------------------------------------------
Saks, Inc.(2)                                                                 93,000            1,447,312
                                                                                              -----------
                                                                                                4,713,718
---------------------------------------------------------------------------------------------------------
Retail: Specialty--0.7%
---------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., Cl. A(2)                                             35,000              934,063
---------------------------------------------------------------------------------------------------------
AutoZone, Inc.(2)                                                             43,000            1,389,438
---------------------------------------------------------------------------------------------------------
Borders Group, Inc.(2)                                                        70,000            1,124,375
---------------------------------------------------------------------------------------------------------
Gap, Inc.(1)                                                                  14,500              667,000
                                                                                              -----------
                                                                                                4,114,876
---------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.6%
Jones Apparel Group, Inc.(2)                                                  77,000            2,088,625
---------------------------------------------------------------------------------------------------------
Tommy Hilfiger Corp.(2)                                                       48,500            1,130,656
                                                                                              -----------
                                                                                                3,219,281
---------------------------------------------------------------------------------------------------------
Consumer Staples--4.8%
---------------------------------------------------------------------------------------------------------
Beverages--0.3%
Coca-Cola Enterprises, Inc.                                                   41,800              841,225
---------------------------------------------------------------------------------------------------------
Diageo plc                                                                   125,800            1,012,086
                                                                                              -----------
                                                                                                1,853,311


                   Oppenheimer Multiple Strategies Fund/VA                    5

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

                                                                                             Market Value
                                                                           Shares            Note 1
---------------------------------------------------------------------------------------------------------
Broadcasting--1.8%
CBS Corp.(1)(2)                                                              110,000          $ 7,033,125
---------------------------------------------------------------------------------------------------------
MediaOne Group, Inc.(1)(2)                                                    35,000            2,688,438
---------------------------------------------------------------------------------------------------------
RCN Corp.(2)                                                                  12,500              606,250
                                                                                              -----------
                                                                                               10,327,813
---------------------------------------------------------------------------------------------------------
Entertainment--0.9%
Brinker International, Inc.(2)                                                35,000              840,000
---------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                                             32,500              950,625
---------------------------------------------------------------------------------------------------------
Luby's, Inc.                                                                  90,000            1,023,750
---------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                             14,400            2,391,783
                                                                                              -----------
                                                                                                5,206,158
---------------------------------------------------------------------------------------------------------
Food--0.4%
Groupe Danone                                                                  7,500            1,766,231
---------------------------------------------------------------------------------------------------------
Nestle SA, Sponsored ADR                                                       6,000              546,688
                                                                                              -----------
                                                                                                2,312,919
---------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR             14,000              452,375
---------------------------------------------------------------------------------------------------------
Household Goods--0.9%
---------------------------------------------------------------------------------------------------------
Avon Products, Inc.(1)                                                        45,000            1,485,000
---------------------------------------------------------------------------------------------------------
Fort James Corp.                                                              45,000            1,231,875
---------------------------------------------------------------------------------------------------------
Rexall Sundown, Inc.(2)                                                      125,000            1,289,063
---------------------------------------------------------------------------------------------------------
Wella AG                                                                      55,900            1,147,658
---------------------------------------------------------------------------------------------------------
Wella AG, Preference                                                           5,200              114,085
                                                                                              -----------
                                                                                                5,267,681
---------------------------------------------------------------------------------------------------------
Tobacco--0.4%
Philip Morris Cos., Inc.                                                     100,000            2,318,750
---------------------------------------------------------------------------------------------------------
Energy--3.1%
---------------------------------------------------------------------------------------------------------
Energy Services--1.0%
Input/Output, Inc.(2)                                                        193,000              977,063
---------------------------------------------------------------------------------------------------------
Santa Fe International Corp.                                                  87,000            2,251,125
---------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                             22,500            1,265,625
---------------------------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.                                                  43,356            1,460,555
                                                                                              -----------
                                                                                                5,954,368
---------------------------------------------------------------------------------------------------------
Oil: Domestic--1.3%
Comstock Resources, Inc.(2)                                                  175,000              492,188
---------------------------------------------------------------------------------------------------------
Conoco, Inc., Cl. B                                                           24,567              611,104
---------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                             28,501            2,296,112
---------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                              35,000            2,170,000
---------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                  65,000            2,181,563
                                                                                              -----------
                                                                                                7,750,967
---------------------------------------------------------------------------------------------------------
Oil: International--0.8%
Petroleo Brasileiro SA, Preference                                         3,330,000              847,938
---------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.(2)                                                     105,510            2,690,057
---------------------------------------------------------------------------------------------------------
Total Fina SA, Sponsored ADR                                                  16,000            1,108,000
                                                                                              -----------
                                                                                                4,645,995


6                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

                                                                                             Market Value
                                                                             Shares          Note 1
---------------------------------------------------------------------------------------------------------
Financial--9.7%
---------------------------------------------------------------------------------------------------------
Banks--5.7%
ABN Amro Holding NV                                                           62,700          $ 1,564,911
---------------------------------------------------------------------------------------------------------
Banco Frances del Rio de la Plata SA                                          95,000              750,575
---------------------------------------------------------------------------------------------------------
Bank of America Corp.(1)                                                     160,000            8,030,000
---------------------------------------------------------------------------------------------------------
Bank One Corp.                                                                50,000            1,603,125
---------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                        133,000           10,332,438
---------------------------------------------------------------------------------------------------------
Societe Generale                                                              20,000            4,649,567
---------------------------------------------------------------------------------------------------------
UBS AG                                                                         4,175            1,128,875
---------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA                                                      414,000            2,033,249
---------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                               70,000            2,830,625
                                                                                              -----------
                                                                                               32,923,365
---------------------------------------------------------------------------------------------------------
Diversified Financial--0.9%
Finova Group, Inc.                                                            26,000              923,000
---------------------------------------------------------------------------------------------------------
ICICI Ltd., Sponsored ADR(2)                                                  35,500              523,625
---------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                     16,000            1,336,000
---------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                              12,500            1,784,375
---------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                    37,500              860,156
                                                                                              -----------
                                                                                                5,427,156
---------------------------------------------------------------------------------------------------------
Insurance--1.0%
ACE Ltd.                                                                     140,000            2,336,250
---------------------------------------------------------------------------------------------------------
Skandia Forsakrings AB                                                       115,000            3,472,769
                                                                                              -----------
                                                                                                5,809,019
---------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--2.1%
Archstone Communities Trust                                                   52,000            1,066,000
---------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.                                                   30,732            1,054,492
---------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                       56,000              917,000
---------------------------------------------------------------------------------------------------------
Camden Property Trust                                                         40,000            1,095,000
---------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                      48,000            1,014,000
---------------------------------------------------------------------------------------------------------
Chastain Capital Corp.(2)                                                    134,000               58,625
---------------------------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc.                                                      32,000              952,000
---------------------------------------------------------------------------------------------------------
Cornerstone Properties, Inc.                                                  68,000              994,500
---------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                           62,000              798,250
---------------------------------------------------------------------------------------------------------
JDN Realty Corp.                                                              60,000              967,500
---------------------------------------------------------------------------------------------------------
Manufactured Home Communities, Inc.                                           44,000            1,069,750
---------------------------------------------------------------------------------------------------------
Post Properties, Inc.                                                         28,000            1,071,000
---------------------------------------------------------------------------------------------------------
Shurgard Storage Centers, Inc.                                                44,000            1,020,250
                                                                                              -----------
                                                                                               12,078,367


                   Oppenheimer Multiple Strategies Fund/VA                    7

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

                                                                                             Market Value
                                                                             Shares          Note 1
---------------------------------------------------------------------------------------------------------
Healthcare--4.7%
---------------------------------------------------------------------------------------------------------
Healthcare/Drugs--3.4%
Abbott Laboratories                                                           38,000          $ 1,379,875
---------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                  48,500            1,912,719
---------------------------------------------------------------------------------------------------------
AstraZeneca Group plc                                                         60,540            2,560,884
---------------------------------------------------------------------------------------------------------
Elan Corp. plc, ADR(2)                                                        32,000              944,000
---------------------------------------------------------------------------------------------------------
Johnson & Johnson(1)                                                          33,867            3,153,864
---------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                             30,000            2,011,875
---------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                                     110,000            2,770,625
---------------------------------------------------------------------------------------------------------
Novartis AG                                                                    1,700            2,499,277
---------------------------------------------------------------------------------------------------------
Pliva d.d., Sponsored GDR(4)                                                  20,000              261,000
---------------------------------------------------------------------------------------------------------
SmithKline Beecham plc, Cl. A, Sponsored ADR                                  30,000            1,933,125
                                                                                              -----------
                                                                                               19,427,244
---------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.3%
Acuson Corp.(2)                                                              180,000            2,261,250
---------------------------------------------------------------------------------------------------------
Innovasive Devices, Inc.(2)                                                  110,000              880,000
---------------------------------------------------------------------------------------------------------
Manor Care, Inc.(2)                                                           75,000            1,200,000
---------------------------------------------------------------------------------------------------------
McKesson HBOC, Inc.                                                           20,000              451,250
---------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.(2)                                                     30,000              920,625
---------------------------------------------------------------------------------------------------------
United Healthcare Corp.                                                       32,800            1,742,500
                                                                                              -----------
                                                                                                7,455,625
---------------------------------------------------------------------------------------------------------
Technology--14.5%
---------------------------------------------------------------------------------------------------------
Computer Hardware--2.8%
Canon, Inc.                                                                   50,000            1,985,718
---------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.(1)                                                        10,000            1,139,375
---------------------------------------------------------------------------------------------------------
International Business Machines Corp.(1)                                     120,000           12,960,000
                                                                                              -----------
                                                                                               16,085,093
---------------------------------------------------------------------------------------------------------
Computer Services--0.1%
barnesandnoble.com, inc.(2)                                                   36,100              512,169
---------------------------------------------------------------------------------------------------------
Computer Software--2.4%
Computer Associates International, Inc.(1)                                    48,599            3,398,928
---------------------------------------------------------------------------------------------------------
Compuware Corp.(1)(2)                                                         49,100            1,828,975
---------------------------------------------------------------------------------------------------------
Novell, Inc.(2)                                                              126,000            5,032,125
---------------------------------------------------------------------------------------------------------
Oracle Corp.(1)(2)                                                            12,500            1,400,781
---------------------------------------------------------------------------------------------------------
Rational Software Corp.(1)(2)                                                  7,700              378,263
---------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.(2)                                                       34,500            1,768,125
---------------------------------------------------------------------------------------------------------
Structural Dynamics Research Corp.(2)                                            167                2,129
                                                                                              -----------
                                                                                               13,809,326
---------------------------------------------------------------------------------------------------------
Communications Equipment--1.7%
Cisco Systems, Inc.(1)(2)                                                     41,000            4,392,125
---------------------------------------------------------------------------------------------------------
Optical Coating Laboratory, Inc.(1)                                           18,000            5,328,000
                                                                                              -----------
                                                                                                9,720,125


8                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

                                                                                             Market Value
                                                                             Shares          Note 1
---------------------------------------------------------------------------------------------------------
Electronics--6.9%
Analog Devices, Inc.(1)(2)                                                    67,200         $  6,249,600
---------------------------------------------------------------------------------------------------------
ASM Lithography Holding NV                                                    13,400            1,524,250
---------------------------------------------------------------------------------------------------------
Cognex Corp.(2)                                                               50,000            1,950,000
---------------------------------------------------------------------------------------------------------
Coherent, Inc.(1)(2)                                                          70,000            1,872,500
---------------------------------------------------------------------------------------------------------
General Motors Corp., Cl. H(1)(2)                                             30,200            2,899,200
---------------------------------------------------------------------------------------------------------
Grainger (W.W.), Inc.                                                         21,000            1,004,063
---------------------------------------------------------------------------------------------------------
Intel Corp.                                                                  156,000           12,840,750
---------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                  8,000            3,247,579
---------------------------------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A(1)                                          104,000            3,341,000
---------------------------------------------------------------------------------------------------------
STMicroelectronics NV, NY Registered Shares(1)                                22,400            3,392,200
---------------------------------------------------------------------------------------------------------
Teradyne, Inc.(1)(2)                                                          28,000            1,848,000
                                                                                             ------------
                                                                                               40,169,142
---------------------------------------------------------------------------------------------------------
Photography--0.6%
Eastman Kodak Co.                                                             26,500            1,755,625
---------------------------------------------------------------------------------------------------------
Xerox Corp.(1)                                                                67,500            1,531,406
                                                                                             ------------
                                                                                                3,287,031
---------------------------------------------------------------------------------------------------------
Transportation--0.5%
---------------------------------------------------------------------------------------------------------
Air Transportation--0.2%
Alaska Air Group, Inc.(2)                                                     29,500            1,036,188
---------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.3%
Burlington Northern Santa Fe Corp.                                            67,000            1,624,750
---------------------------------------------------------------------------------------------------------
Shipping--0.0%
Stolt-Nielsen SA                                                              20,000              285,000
---------------------------------------------------------------------------------------------------------
Utilities--0.9%
---------------------------------------------------------------------------------------------------------
Electric Utilities--0.9%
Allegheny Energy, Inc.                                                        50,500            1,360,344
---------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                          80,000            1,830,000
---------------------------------------------------------------------------------------------------------
Southern Co.                                                                  90,000            2,115,000
                                                                                             ------------
                                                                                                5,305,344
                                                                                             ------------
Total Common Stocks (Cost $201,240,567)                                                       291,231,256
=========================================================================================================
Preferred Stocks--0.6%
---------------------------------------------------------------------------------------------------------
ICG Communications, Inc., 6.75% Cum. Cv., Non-Vtg.                            45,000            2,041,875
---------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 7% Cv.(4)                                     5,000              134,375
---------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., Depositary Shares Representing one
one-hundredth 7% Cum. Cv. Jr., Series D, Non-Vtg.                             30,000            1,522,500
                                                                                             ------------
Total Preferred Stocks (Cost $4,472,031)                                                        3,698,750
=========================================================================================================
Other Securities--1.0%
---------------------------------------------------------------------------------------------------------
Budget Group, Inc., 6.25% Cum. Cv. Term Income Deferred Equity
Securities, Non-Vtg.(4)                                                       20,000              615,000
---------------------------------------------------------------------------------------------------------
Monsanto Co., 6.50% Cv. Adjustable Conversion-rate Equity Security            35,000            1,159,375
---------------------------------------------------------------------------------------------------------
Qwest Trends Trust, 5.75% Cv.(4)                                              55,000            3,884,375
                                                                                             ------------
Total Other Securities (Cost $5,245,203)                                                        5,658,750

                   Oppenheimer Multiple Strategies Fund/VA                    9

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

                                                                                             Market Value
                                                                          Shares             Note 1
=========================================================================================================
Rights, Warrants and Certificates--0.0%
---------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08                               1,000          $    12,250
---------------------------------------------------------------------------------------------------------
Gaylord Container Corp. Wts., Exp. 11/1/02                                     9,232               60,008
---------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/00(3)                                        2,592               38,888
---------------------------------------------------------------------------------------------------------
PE Corp. Cl. G Wts., Exp. 9/11/03                                                249               12,699
---------------------------------------------------------------------------------------------------------
Terex Corp. Rts., Exp. 5/15/02(3)                                              4,000               56,500
                                                                                              -----------
Total Rights, Warrants and Certificates (Cost $59,660)                                            180,345

                                                                         Principal
                                                                         Amount(5)
=========================================================================================================
Mortgage-Backed Obligations--2.0%
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation
Certificates, 7%, 5/1/29                                                 $ 4,769,214            4,615,694
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.50%, 11/1/27-12/1/27                    4,205,093            3,971,206
---------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8%, 7/15/22-4/15/23                    2,084,740            2,112,922
---------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates,
Series 1994-C2, Cl. E, 8%, 4/25/25                                           635,799              620,104
                                                                                              -----------
Total Mortgage-Backed Obligations (Cost $11,602,003)                                           11,319,926
=========================================================================================================
U.S. Government Obligations--11.7%
---------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
8.875%, 8/15/17                                                            2,900,000            3,505,375
STRIPS, 6.30%, 8/15/25(6)                                                 12,900,000            2,438,332
STRIPS, 6.53%, 8/15/15(6)                                                  7,100,000            2,450,210
STRIPS, 7.10%, 11/15/18(6)                                                16,000,000            4,449,696
STRIPS, 7.26%, 11/15/18(6)                                                10,000,000            2,786,070
STRIPS, 7.31%, 8/15/19(6)                                                 18,000,000            4,766,058
---------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.875%, 9/30/02                                                           15,000,000           14,845,320
6.125%, 9/30/00                                                           15,000,000           15,018,750
6.25%, 2/15/07                                                             8,800,000            8,662,500
6.375%, 8/15/02                                                            5,000,000            5,010,940
6.50%, 10/15/06                                                            3,710,000            3,700,725
                                                                                              -----------
Total U.S. Government Obligations (Cost $68,185,746)                                           67,633,976
=========================================================================================================
Foreign Government Obligations--23.7%
---------------------------------------------------------------------------------------------------------
Argentina--6.4%
Argentina (Republic of) Bonds:
Series BT06, 11.25%, 5/24/04                                               1,178,000            1,169,165
Series L, 6.812%, 3/31/05(7)                                               8,096,000            7,387,600
---------------------------------------------------------------------------------------------------------
Argentina (Republic of) Nts., 14.25%, 11/30/02(7)                         13,125,000           12,993,750
---------------------------------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 6%, 3/31/23(7)                         23,750,000           15,645,312
                                                                                              -----------
                                                                                               37,195,827
---------------------------------------------------------------------------------------------------------
Australia--0.6%
New South Wales Treasury Corp. Gtd. Bonds, 7%, 4/1/04AUD                   3,160,000            2,076,929
---------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Exchangeable Gtd. Nts., 10.50%, 5/15/03AUD       1,800,000            1,313,947
                                                                                              -----------
                                                                                                3,390,876


10                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

                                                                         Principal           Market Value
                                                                         Amount(5)           Note 1
---------------------------------------------------------------------------------------------------------
Brazil--5.2%
Brazil (Federal Republic of) Capitalization Bonds, 6.916%, 4/15/14       $21,716,459         $ 16,368,781
---------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest Bonds, 6.937%, 4/15/06(7)  15,463,000           13,646,097
                                                                                             ------------
                                                                                               30,014,878
---------------------------------------------------------------------------------------------------------
Canada--2.9%
Canada (Government of) Bonds:
8.50%, 4/1/02CAD                                                           1,500,000            1,090,721
8.75%, 12/1/05CAD                                                         12,200,000            9,469,183
9.75%, 12/1/01-6/1/01CAD                                                   5,000,000            3,672,397
Series WL43, 5.75%, 6/1/29CAD                                              3,670,000            2,389,240
                                                                                             ------------
                                                                                               16,621,541
---------------------------------------------------------------------------------------------------------
Denmark--0.9%
Denmark (Kingdom of) Bonds, 8%, 3/15/06DKK                                32,100,000            4,905,143
---------------------------------------------------------------------------------------------------------
Great Britain--1.2%
United Kingdom Treasury Bonds, 6.75%, 11/26/04GBP                          2,680,000            4,446,440
---------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 13%, 7/14/00GBP                              1,590,000            2,662,916
                                                                                             ------------
                                                                                                7,109,356
---------------------------------------------------------------------------------------------------------
Ireland--0.3%
Ireland (Government of) Bonds, 9.25%, 7/11/03(3)EUR                        1,409,409            1,628,357
---------------------------------------------------------------------------------------------------------
Mexico--0.6%
United Mexican States Collateralized Fixed Rate Par Bonds,
Series W-A, 6.25%, 12/31/19                                                4,450,000            3,515,500
---------------------------------------------------------------------------------------------------------
New Zealand--5.1%
New Zealand (Government of) Bonds:
8%, 2/15/01NZD                                                            19,440,000           10,391,131
10%, 3/15/02NZD                                                           16,800,000            9,395,771
---------------------------------------------------------------------------------------------------------
New Zealand (Government of) Nts., 6.50%, 2/15/00NZD                       18,600,000            9,753,559
                                                                                             ------------
                                                                                               29,540,461
---------------------------------------------------------------------------------------------------------
Philippines--0.2%
Philippines (Republic of) Bonds, 8.60%, 6/15/27                            1,500,000            1,267,994
---------------------------------------------------------------------------------------------------------
South Africa--0.3%
Eskom Depositary Receipts, Series E168, 11%, 6/1/08ZAR                    12,570,000            1,734,295
                                                                                             ------------
Total Foreign Government Obligations (Cost $137,782,080)                                      136,924,228
=========================================================================================================
Non-Convertible Corporate Bonds and Notes--6.7%
---------------------------------------------------------------------------------------------------------
Basic Materials--1.3%
---------------------------------------------------------------------------------------------------------
Chemicals--0.5%
Huntsman Corp./ICI Chemical Co. plc, Zero Coupon Sr. Disc. Nts.,
13.08%, 12/31/09(4)(6)                                                     1,000,000              306,250
---------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 10.875% Sr. Sub. Nts., 5/1/09                         500,000              517,500
---------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                           85,000               88,400
---------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Sub. Nts., 7/1/07                                500,000              487,500
---------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06                                         535,000              403,925
12.375% Sr. Sec. Nts., Series B, 7/15/06                                     250,000              260,000
---------------------------------------------------------------------------------------------------------
ZSC Specialty Chemical plc, 11% Sr. Nts., 7/1/09(4)                          500,000              521,250
                                                                                             ------------
                                                                                                2,584,825


                   Oppenheimer Multiple Strategies Fund/VA                    11

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

                                                                          Principal          Market Value
                                                                          Amount(5)          Note 1
---------------------------------------------------------------------------------------------------------
Metals--0.4%
AK Steel Corp., 9.125% Sr. Nts., 12/15/06                                 $1,015,000           $1,037,837
---------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03             1,000,000            1,005,000
---------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                       450,000              407,250
                                                                                               ----------
                                                                                                2,450,087
---------------------------------------------------------------------------------------------------------
Paper--0.4%
Aracruz Celulose SA, 10.375% Debs., 1/31/02(4)                               430,000              431,075
---------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc., 10.625% Second Priority Sr. Sec. Nts.,            300,000              280,500
---------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                              500,000              517,500
10.875% Sr. Sub. Nts., 4/1/08                                                250,000              247,500
---------------------------------------------------------------------------------------------------------
SD Warren Co., 12% Sr. Sub. Nts., Series B, 12/15/04                         750,000              785,625
                                                                                               ----------
                                                                                                2,262,200
---------------------------------------------------------------------------------------------------------
Capital Goods--0.4%
---------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.1%
Amtran, Inc., 10.50% Sr. Nts., 8/1/04                                        500,000              502,500
---------------------------------------------------------------------------------------------------------
Industrial Services--0.1%
Allied Waste North America, Inc., 10% Sr. Sub. Nts., 8/1/09(4)               750,000              675,000
---------------------------------------------------------------------------------------------------------
Manufacturing--0.2%
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09(4)                                   700,000              742,000
---------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05       500,000              518,750
                                                                                               ----------
                                                                                                1,260,750
---------------------------------------------------------------------------------------------------------
Communication Services--2.1%
---------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--1.3%
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                         500,000              518,750
---------------------------------------------------------------------------------------------------------
Global Crossing Ltd., 9.625% Sr. Nts., 5/15/08                               750,000              753,750
---------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 8.50% Sr. Nts., Series B, 1/15/08           500,000              460,000
---------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09                                                       250,000              257,500
10% Sr. Unsec. Nts., Series B, 11/15/08                                      750,000              770,625
---------------------------------------------------------------------------------------------------------
NTL Communications Corp., 0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(8)   500,000              356,250
---------------------------------------------------------------------------------------------------------
NTL, Inc., 0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(8)            500,000              347,500
---------------------------------------------------------------------------------------------------------
PSINet, Inc., 10% Sr. Unsec. Nts., Series B, 2/15/05                       1,000,000              993,750
---------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(8)                                         1,000,000              937,500
9.625% Sr. Debs., 10/1/06                                                    500,000              507,500
---------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, 10.875% Sr. Nts., 8/1/09                400,000              407,000
---------------------------------------------------------------------------------------------------------
Verio, Inc., 11.25% Sr. Unsec. Nts., 12/1/08                                 600,000              633,000
---------------------------------------------------------------------------------------------------------
Worldwide Fiber, Inc., 12% Sr. Nts., 8/1/09(4)                               400,000              414,000
                                                                                               ----------
                                                                                                7,357,125
---------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.8%
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                   200,000              181,000
---------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(8)      750,000              603,750
---------------------------------------------------------------------------------------------------------
Omnipoint Corp.:
11.50% Sr. Nts., 9/15/09(4)                                                  250,000              270,000
11.625% Sr. Nts., 8/15/06                                                    535,000              569,775
11.625% Sr. Nts., Series A, 8/15/06                                          590,000              628,350

12                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

                                                                          Principal          Market Value
                                                                          Amount(5)          Note 1
---------------------------------------------------------------------------------------------------------
Telecommunications: Wireless  (continued)
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04            $  200,000           $  145,000
---------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                750,000              770,625
---------------------------------------------------------------------------------------------------------
USA Mobile Communications, Inc. II, 9.50% Sr. Nts., 2/1/04                 1,000,000              821,250
---------------------------------------------------------------------------------------------------------
Voicestream Wireless Corp., 10.375% Sr. Nts., 11/15/09(4)                    400,000              414,000
                                                                                               ----------
                                                                                                4,403,750
---------------------------------------------------------------------------------------------------------
Consumer Cyclicals--0.8%
---------------------------------------------------------------------------------------------------------
Autos & Housing--0.4%
Building Materials Corp. of America, 8.625% Sr. Nts., Series B, 12/15/06     100,000               95,500
---------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07          300,000              117,750
---------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                 500,000              525,000
---------------------------------------------------------------------------------------------------------
Icon Health & Fitness, Inc., 12% Unsec. Nts., 7/15/05(3)                     270,840              148,962
---------------------------------------------------------------------------------------------------------
Kaufman & Broad Home Corp., 7.75% Sr. Nts., 10/15/04                         400,000              378,000
---------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.875% Sr. Unsec. Nts., Series B, 8/1/08                       750,000              716,250
---------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Sub. Nts., 10/15/09(4)                            400,000              410,000
                                                                                               ----------
                                                                                                2,391,462
---------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.2%
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                           250,000              178,750
---------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07              500,000              462,500
---------------------------------------------------------------------------------------------------------
Premier Parks, Inc., 9.75% Sr. Nts., 6/15/07                                 500,000              500,000
                                                                                               ----------
                                                                                                1,141,250
---------------------------------------------------------------------------------------------------------
Media--0.2%
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                      150,000              153,750
---------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                    500,000              589,339
---------------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125% Debs., 1/15/13                                     500,000              549,601
                                                                                               ----------
                                                                                                1,292,690
Consumer Staples--1.4%
---------------------------------------------------------------------------------------------------------
Beverages--0.1%
Canadaiqua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                      700,000              700,875
---------------------------------------------------------------------------------------------------------
Broadcasting--1.1%
Aldelphia Communications Corp., 9.375% Sr. Nts., 11/15/09                    750,000              738,750
---------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07      1,000,000            1,012,500
---------------------------------------------------------------------------------------------------------
Charter Communication Holdings LLC/Charter Communication Holdings
Capital Corp., 8.625% Sr. Unsec. Nts., 4/1/09                                750,000              696,563
---------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 9.875% Sr. Sub. Nts., 5/15/06                            250,000              265,000
---------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                           700,000              707,000
---------------------------------------------------------------------------------------------------------
Falcon Holding Group LP, 0%/9.285% Sr. Disc. Debs., Series B, 4/15/10(8)     600,000              452,250
---------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07      1,000,000            1,071,250
---------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                                                500,000              463,750
9% Sr. Unsec. Sub. Nts., 7/15/07                                             375,000              353,438
---------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07                      900,000              857,250
                                                                                               ----------
                                                                                                6,617,751


                   Oppenheimer Multiple Strategies Fund/VA                    13

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

                                                                         Principal           Market Value
                                                                         Amount(5)           Note 1
---------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.1%
Fleming Cos., Inc.:
10.50% Sr. Sub. Nts., Series B, 12/1/04                                  $   300,000         $    276,750
10.625% Sr. Sub. Nts., Series B, 7/31/07                                     560,000              508,200
                                                                                             ------------
                                                                                                  784,950
---------------------------------------------------------------------------------------------------------
Household Goods--0.1%
Revlon Consumer Products Corp.:
8.625% Sr. Unsec. Sub. Nts., 2/1/08                                          400,000              202,000
9% Sr. Nts., 11/1/06                                                          70,000               52,850
                                                                                             ------------
                                                                                                  254,850
---------------------------------------------------------------------------------------------------------
Energy--0.1%
---------------------------------------------------------------------------------------------------------
Energy Services--0.1%
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(4)          950,000              812,250
---------------------------------------------------------------------------------------------------------
Financial--0.1%
---------------------------------------------------------------------------------------------------------
Banks--0.1%
First Chicago Corp., 11.25% Sub. Nts., 2/20/01                               250,000              261,387
---------------------------------------------------------------------------------------------------------
Healthcare--0.0%
---------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.0%
Sun Healthcare Group, Inc., 9.375% Sr. Sub. Nts., 5/1/08(2)(4)(9)          1,000,000               65,000
---------------------------------------------------------------------------------------------------------
Transportation--0.1%
---------------------------------------------------------------------------------------------------------
Air Transportation--0.1%
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                 1,000,000              648,750
---------------------------------------------------------------------------------------------------------
Shipping--0.0%
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07(4)                                                                   500,000              232,500
---------------------------------------------------------------------------------------------------------
Utilities--0.4%
---------------------------------------------------------------------------------------------------------
Electric Utilities--0.2%
Calpine Corp.:
8.75% Sr. Nts., 7/15/07                                                      400,000              403,000
10.50% Sr. Nts., 5/15/06                                                     800,000              848,000
                                                                                             ------------
                                                                                                1,251,000
---------------------------------------------------------------------------------------------------------
Gas Utilities--0.2%
Beaver Valley II Funding Corp., 9% Second Lease Obligation Bonds, 6/1/17     989,000              987,764
                                                                                             ------------
Total Non-Convertible Corporate Bonds and Notes (Cost $41,563,563)                             38,938,716
=========================================================================================================
Repurchase Agreements--3.5%
---------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 2.75%, dated 12/31/99, to be repurchased at $20,504,698 on 1/3/00,
collateralized by U.S. Treasury Bonds, 5.25%-12%, 2/15/01-11/15/28,
with a value of $8,046,039 and U.S. Treasury Nts., 5%-7.50%,
12/31/00-2/15/07, with a value of $12,875,859 (Cost $20,500,000)          20,500,000           20,500,000
---------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $490,650,853)                                 99.5%         576,085,947
---------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  0.5            2,696,887
                                                                         -----------         ------------
Net Assets                                                                     100.0%        $578,782,834
                                                                         ===========         ============



14                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
1. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                             Shares             Expiration    Exercise       Premium              Market Value
                                             Subject to Call    Date          Price          Received             Note 1
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                          6,700             6/19/00       $ 95.00        $   41,670           $ 102,175
Avon Products, Inc.                          10,000             7/24/00         40.00            43,450              26,875
Bank of America Corp.                        22,000             1/24/00         90.00            59,838                  --
CBS Corp.                                    33,000             1/24/00         55.00            93,885             305,250
Cisco Systems, Inc.                           6,000             1/24/00         67.50            38,819             237,750
Cisco Systems, Inc.                           5,000             4/24/00         70.00            40,474             195,000
Coherent, Inc.                                4,000             5/22/00         35.00             8,380               4,500
Computer Associates International, Inc.      10,000             1/24/00         65.00            37,199              62,500
Computer Associates International, Inc.       6,000             5/22/00         75.00            44,820              42,750
Compuware Corp.                               8,000             1/24/00         35.00            40,759              34,000
Du Pont (E.I.) De Nemours & Co.               7,000             1/24/00         75.00            41,789               1,750
Gap, Inc.                                    14,500             6/19/00         60.00            28,564              33,531
General Motors Corp., Cl. H                   4,500             3/20/00         95.00            29,115              41,625
Hewlett-Packard Co.                          10,000             2/22/00        125.00            55,948              52,500
International Business Machines Corp.         5,000             1/24/00        150.00            46,098                 313
International Business Machines Corp.         4,000             4/24/00        110.00            43,879              40,000
Johnson & Johnson                            15,000             1/18/00         60.00            61,423              23,437
MediaOne Group, Inc.                          7,000             4/24/00         90.00            14,228               5,250
Methode Electronics, Inc., Cl. A             15,000             4/24/00         35.00            40,799              45,000
Optical Coating Laboratory, Inc.              6,000             5/22/00        250.00           249,562             445,500
Oracle Corp.                                  1,800             3/20/00        100.00             9,171              40,050
Praxair, Inc.                                 4,000             1/24/00         55.00            13,597                 250
Rational Software Corp.                       7,700             1/24/00         40.00            39,458              74,113
STMicroelectronics NV                         3,000             4/24/00        140.00            49,033              76,125
Teradyne, Inc.                                4,000             1/24/00         37.50            26,689             113,500
Time Warner, Inc.                             6,400             6/19/00         80.00            19,007              32,000
Xerox Corp.                                   9,600             1/24/00         70.00            34,511                 600
                                                                                             ----------          ----------
                                                                                             $1,252,165          $2,036,344
                                                                                             ==========          ==========

2. Non-income producing security.
3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,188,075 or 1.76% of the Fund's net assets as of December 31, 1999.
5. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   AUD --  Australian Dollar                  GBP --  British Pound Sterling
   CAD --  Canadian Dollar                    NZD --  New Zealand Dollar
   DKK --  Danish Krone                       ZAR --  South African Rand
   EUR --  Euro
6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
7. Represents the current interest rate for a variable or increasing rate security.
8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
9. Issuer is in default.

See accompanying Notes to Financial Statements.


                   Oppenheimer Multiple Strategies Fund/VA                    15

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 1999
--------------------------------------------------------------------------------

=========================================================================================================
Assets
Investments, at value (cost $490,650,853)--see accompanying statement                        $576,085,947
---------------------------------------------------------------------------------------------------------
Cash                                                                                            1,043,942
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                        5,069,984
Shares of beneficial interest sold                                                                 34,787
Other                                                                                               6,374
                                                                                             ------------
Total assets                                                                                  582,241,034
=========================================================================================================
Liabilities
Options written, at value (premiums received $1,252,165)--see accompanying statement            2,036,344
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                            734,934
Investments purchased                                                                             664,056
Transfer and shareholder servicing agent fees                                                         184
Trustees' compensation                                                                                 49
Other                                                                                              22,633
                                                                                             ------------
Total liabilities                                                                               3,458,200
=========================================================================================================
Net Assets                                                                                   $578,782,834
                                                                                             ============
=========================================================================================================
Composition of Net Assets
Paid-in capital                                                                              $432,093,512
---------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                            25,784,656
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                 36,252,948
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                       84,651,718
                                                                                             ------------
Net assets--applicable to 33,148,390 shares of beneficial interest outstanding               $578,782,834
                                                                                             ============
=========================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                           $17.46

See accompanying Notes to Financial Statements.



16                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 1999
--------------------------------------------------------------------------------

=========================================================================================================
Investment Income
Interest                                                                                      $25,857,230
---------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $24,091)                                         4,941,295
                                                                                              -----------
Total income                                                                                   30,798,525
=========================================================================================================
Expenses
Management fees                                                                                 4,271,996
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        60,945
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                              6,600
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                       2,105
---------------------------------------------------------------------------------------------------------
Other                                                                                               7,362
                                                                                              -----------
Total expenses                                                                                  4,349,008
Less expenses paid indirectly                                                                      (5,741)
                                                                                              -----------
Net expenses                                                                                    4,343,267
=========================================================================================================
Net Investment Income                                                                          26,455,258
=========================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                          36,754,035
Closing and expiration of option contracts written                                                853,989
Foreign currency transactions                                                                  (1,215,313)
                                                                                              -----------
Net realized gain                                                                              36,392,711
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                                     3,765,208
Translation of assets and liabilities denominated in foreign currencies                          (624,794)
                                                                                              -----------
Net change                                                                                      3,140,414
                                                                                              -----------
Net realized and unrealized gain                                                               39,533,125
=========================================================================================================
Net Increase in Net Assets Resulting from Operations                                          $65,988,383
                                                                                              ===========

See accompanying Notes to Financial Statements.



                   Oppenheimer Multiple Strategies Fund/VA                    17

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                             Year Ended December 31,
                                                                                             1999                 1998
==============================================================================================================================
Operations
Net investment income                                                                        $ 26,455,258         $ 25,911,095
------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                              36,392,711           29,540,227
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                           3,140,414          (15,895,873)
                                                                                             ------------         ------------
Net increase in net assets resulting from operations                                           65,988,383           39,555,449
==============================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                                          (20,765,472)          (5,964,037)
------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                          (30,037,334)         (34,591,414)
==============================================================================================================================
Beneficial Interest Transactions
Net decrease in net assets resulting from
beneficial interest transactions                                                              (58,736,044)         (14,211,527)
==============================================================================================================================
Net Assets
Total decrease                                                                                (43,550,467)         (15,211,529)
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           622,333,301          637,544,830
                                                                                             ------------         ------------
End of period (including undistributed net investment
income of $25,784,656 and $20,748,181, respectively)                                         $578,782,834         $622,333,301
                                                                                             ============         ============

See accompanying Notes to Financial Statements.


18                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                           Year Ended December 31,
                                                           1999            1998          1997            1996           1995
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                         $17.05          $17.01        $15.63          $14.55         $12.91
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                           .82             .71           .62             .72            .66
Net realized and unrealized gain                               1.04             .42          1.95            1.45           2.00
--------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                        1.86            1.13          2.57            2.17           2.66
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.59)           (.16)         (.61)           (.74)          (.65)
Distributions from net realized gain                           (.86)           (.93)         (.58)           (.35)          (.37)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders          (1.45)          (1.09)        (1.19)          (1.09)         (1.02)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $17.46          $17.05        $17.01          $15.63         $14.55
                                                             ======          ======        ======          ======         ======
================================================================================================================================
Total Return, at Net Asset Value(1)                           11.80%           6.66%        17.22%          15.50%         21.36%
================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                   $578,783        $622,333      $637,545        $484,285       $381,263
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $593,151        $640,131      $564,369        $428,277       $344,745
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                          4.46%           4.05%         3.86%           4.89%          4.81%
Expenses                                                       0.73%           0.76%(3)      0.75%(3)        0.77%(3)       0.77%(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                       17%             43%           42%             40%            39%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999, were $94,111,384 and $130,260,786, respectively.

See accompanying Notes to Financial Statements.



                   Oppenheimer Multiple Strategies Fund/VA                    19

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer Multiple Strategies Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a total investment return, which includes current income and capital appreciation in the value of its shares. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 1999, securities with an aggregate market value of $65,000, representing 0.01% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.



20                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

================================================================================
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
         The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1999, amounts have been reclassified to reflect a decrease in undistributed net investment income of $653,311. Accumulated net realized gain on investments was increased by the same amount.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                      Year Ended December 31, 1999              Year Ended December 31, 1998
                                                      ------------------------------            ------------------------------
                                                      Shares            Amount                  Shares           Amount
------------------------------------------------------------------------------------------------------------------------------
Sold                                                   1,494,012       $  25,019,610             3,352,415       $  56,547,384
Dividends and/or distributions reinvested              3,209,274          50,802,806             2,387,019          40,555,451
Redeemed                                              (8,052,445)       (134,558,460)           (6,714,957)       (111,314,362)
                                                      ----------       -------------            ----------       -------------
Net decrease                                          (3,349,159)      $ (58,736,044)             (975,523)      $ (14,211,527)
                                                      ==========       =============            ==========       =============

================================================================================
3. Unrealized Gains and Losses on Securities
As of December 31, 1999, net unrealized appreciation on securities and options written of $84,650,915 was composed of gross appreciation of $121,520,407, and gross depreciation of $36,869,492.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the year ended December 31, 1999, was 0.72% of average annual net assets.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.



                   Oppenheimer Multiple Strategies Fund/VA                    21

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transaction. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

================================================================================
6. Option Activity
         The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
         The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
         Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
         Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.
         The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 1999, was as follows:

                                                                                Call Options
                                                                                ------------------------------
                                                                                Number of          Amount of
                                                                                Options            Premiums
--------------------------------------------------------------------------------------------------------------
Options outstanding as of December 31, 1998                                      5,871             $ 1,686,387
Options written                                                                  7,204               3,421,612
Options closed or expired                                                       (7,188)             (2,544,448)
Options exercised                                                               (3,535)             (1,311,386)
                                                                                ------             -----------
Options outstanding as of December 31, 1999                                      2,352             $ 1,252,165
                                                                                ======             ===========



22                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

================================================================================
7. Illiquid or Restricted Securities
As of December 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 1999, was $1,878,948, which represents 0.32% of the Fund's net assets, of which $6,241 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                              Valuation Per
                                                                                                              Unit as of
                                                                      Acquisition         Cost Per            December 31,
Security                                                              Date                Unit                1999
---------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.                                       9/29/98             $21.69                     $31.05





                   Oppenheimer Multiple Strategies Fund/VA                    23

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Trustees and Shareholders of Oppenheimer Multiple
Strategies Fund/VA:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Multiple Strategies Fund/VA (which is a series of Oppenheimer Variable Account Funds) as of December 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1999 and 1998, and the financial highlights for the period January 1, 1995, to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
         In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Multiple Strategies Fund/VA as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


Deloitte & Touche LLP

Denver, Colorado
January 24, 2000




24                   Oppenheimer Multiple Strategies Fund/VA

--------------------------------------------------------------------------------
Federal Income Tax Information (Unaudited)
--------------------------------------------------------------------------------

================================================================================
In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999.
Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
         Distributions of $1.4520 per share were paid to shareholders on March 22, 1999, of which $0.8570 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).
         Dividends paid by the Fund during the fiscal year ended December 31, 1999, which are not designated as capital gain distributions should be multiplied by 15.33% to arrive at the net amount eligible for the corporate dividend-received deduction.
         The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



                   Oppenheimer Multiple Strategies Fund/VA                    25

--------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds

=====================================================================================================
Officers and Trustees                      James C. Swain, Trustee and Chairman of the Board
                                           Bridget A. Macaskill, President
                                           William H. Armstrong, Trustee
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           Edward L. Cameron, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           John P. Doney, Vice President
                                           Michael S. Levine, Vice President
                                           Richard H. Rubinstein, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert G. Zack, Assistant Secretary
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer

=====================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

=====================================================================================================
Transfer Agent                             OppenheimerFunds Services

=====================================================================================================
Custodian of Portfolio Securities          The Bank of New York

=====================================================================================================
Independent Auditors                       Deloitte & Touche LLP

=====================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           This is a copy of a report to shareholders of Oppenheimer
                                           Multiple Strategies Fund/VA. This report must be preceded
                                           or accompanied by a Prospectus of Oppenheimer Multiple
                                           Strategies Fund/VA. For material information concerning
                                           the Fund, see the Prospectus.

                                           Shares of Oppenheimer funds are not deposits or
                                           obligations of any bank, are not guaranteed by any bank,
                                           are not insured by the FDIC or any other agency, and
                                           involve investment risks, including the possible loss of
                                           the principal amount invested.




26                   Oppenheimer Multiple Strategies Fund/VA